SCHWAB INVESTMENTS

Schwab GNMA Fund

Schwab Treasury Inflation Protected Securities Index Fund

SCHWAB STRATEGIC TRUST

Schwab U.S. TIPS ETF

Schwab Short-Term U.S. Treasury ETF

Schwab Intermediate-Term U.S. Treasury ETF

(each a Fund and collectively, the Funds)

Supplement dated January 11, 2018, to each Fund’s currently effective Prospectus and

Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the above-referenced Prospectuses and SAIs and should be read in conjunction with the referenced Prospectuses and SAIs.

Effective immediately all references to Garrett Herfkens in each Fund’s Prospectus and SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG100832-00 (1/18)

00205640